OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Other Long Term Liabilities [Abstract]
Summary of Brookfield Renewables other long-term liabilities
Brookfield Renewable’s other long-term liabilities as at December 31 are comprised of the following:

(MILLIONS)	2020	2019
Contract liabilities	$602	$562
Lease liabilities	405	379
Pension obligations	98	99
Due to related parties	11	7
Concession payment liability	11	12
Other	119	142
	$1,246	$1,201